Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 7, 2015

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Dynamic Income

Fund, Summary Prospectus for Class A, Class C and Advisor Class Shares of the Forward Dynamic

Income Fund, Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus")

and Forward Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE OF BENCHMARK INDEX

The following information applies to the Forward Dynamic Income Fund (the "Fund") only:

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the Fund's blended index, was terminated. Accordingly, effective June 12, 2015, the Fund's blended index was changed to the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index). Therefore, effective immediately, the following paragraph shall be added after the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section of each of the prospectuses:

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund's prior benchmark indices. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Barclays U.S. Intermediate Corporate Index, the Dynamic Income Blended Index and the MSCI USA IMI High Dividend Yield Index will be shown.

Additionally, effective immediately, the "Average Annual Total Returns" table in the Fund's "Fund Summary" section of each of the prospectuses is supplemented with the following information, for the period ended December 31, 2014:

	1 YEAR	SINCE INCEPTION
Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)	7.21%	7.49%
MSCI USA IMI High Dividend Yield Index	13.91%	16.03%

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Forward Dynamic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 7, 2015

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Dynamic Income

Fund, Summary Prospectus for Class A, Class C and Advisor Class Shares of the Forward Dynamic

Income Fund, Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus")

and Forward Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE OF BENCHMARK INDEX

The following information applies to the Forward Dynamic Income Fund (the "Fund") only:

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the Fund's blended index, was terminated. Accordingly, effective June 12, 2015, the Fund's blended index was changed to the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index). Therefore, effective immediately, the following paragraph shall be added after the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section of each of the prospectuses:

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund's prior benchmark indices. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Barclays U.S. Intermediate Corporate Index, the Dynamic Income Blended Index and the MSCI USA IMI High Dividend Yield Index will be shown.

Additionally, effective immediately, the "Average Annual Total Returns" table in the Fund's "Fund Summary" section of each of the prospectuses is supplemented with the following information, for the period ended December 31, 2014:

	1 YEAR	SINCE INCEPTION
Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)	7.21%	7.49%
MSCI USA IMI High Dividend Yield Index	13.91%	16.03%

****